Expense Example - Allspring Taxable Fixed Income Funds - ETF Class - Short-Term High Income Fund - ETF Share Class	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	$ 646